Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes

12. INCOME TAXES

The Company did not record a provision or benefit for income taxes during the three months ended March 31, 2021 and 2020. The Company continues to maintain a full valuation allowance for its net U.S. federal and state deferred tax assets.

17.INCOME TAXES

The components of loss before provision for income taxes for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	December 31,
	2020	2019
Domestic	$(156,124)	$(59,408)
Foreign	—	—
Loss before income taxes	$(156,124)	$(59,408)

The components of the provision for income tax expense for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	December 31,
	2020	2019
Current:
Federal	$—	$—
State	5	6
Total current	5	6
Deferred:
Federal	—	—
State	—	—
Total deferred	—	—
Total provision for income taxes	$5	$6

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	December 31,
	2020	2019
Statutory rate	21.00%	21.00%
State tax	3.19%	7.13%
Foreign income and withholding taxes	0.41%	0.08%
Stock-based compensation	(0.60)%	(0.51)%
Change in fair value of warrants	(11.36)%	0.53%
Other	—	(0.04)%
Non-deductible interest expense	(1.51)%	(2.63)%
Valuation allowance	(11.13)%	(25.56)%
Total	0.00%	0.00%

Due to the Company’s net losses, there were no provisions for federal income taxes for 2020 and 2019. Deferred income taxes arise from temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes, as well as net operating losses (“NOLs”) and tax credit carryforwards.

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019 are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$59,960	$50,821
Tax credits	761	761
Depreciable assets	635	189
Intangible assets	—	431
Accruals and allowances	575	1,317
Stock-based compensation	83	62
Deferred revenue	27,962	19,370
Other	3,035	2,004
Total gross deferred tax assets	93,011	74,955
Less: Valuation allowance	(91,315)	(73,930)
Net deferred tax assets	1,696	1,025
Deferred tax liabilities:
Amortization of asset retirement obligation	(1,696)	(1,025)
Total gross deferred tax liabilities	(1,696)	(1,025)
Net deferred taxes	$—	$—

As of December 31, 2020 and 2019, the Company had federal NOL carryforwards of approximately $199.8 million and $171.2 million, respectively, and state NOL carryforwards of approximately $200.5 million and $171.0 million, respectively. The federal and state NOL carryforwards will both begin to expire in 2029. As of December 31, 2020 and 2019, the Company had federal research and development tax credit carryforwards of $0.7 million and $1.0 million, respectively, which begin to expire in 2029 if not utilized. As of December 31, 2020 and 2019, the Company had California research and development tax credit carryforwards of $0.7 million and $1.0 million, respectively, which do not expire. As of December 31, 2020 and 2019, the Company had California Enterprise Zone tax credits of $0.1 million and $0.1 million, respectively, which begin to expire in 2021.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. As a result of a history of taxable losses and uncertainties as to future profitability, the Company recorded a full valuation allowance against its deferred tax assets. The valuation allowance was $91.3 million and $73.9 million as of December 31, 2020 and 2019, respectively.

Utilization of the NOL carryforwards and tax credit forwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by the Internal Revenue Code Section 382, as well as similar state provisions. In general, an “ownership change,” as defined by the code, results from a transaction or series of transactions over a three- year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders or public groups. Any limitation may result in expiration of all or a portion of the NOL or tax credit carryforwards before utilization. The Company has not performed a detailed analysis to determine whether an ownership change under Section 382 of the Code has previously occurred. As a result, the Company’s ability to utilize existing carryforwards could be restricted.

The Company had gross unrecognized tax benefits of $0.8 million as of December 31, 2020 and 2019. There were no material additions, reductions or settlements of unrecognized tax benefits for years ended December 31, 2020 and 2019. The Company expects resolution of unrecognized tax benefits, if created, would occur while the full valuation allowance of deferred tax assets is maintained. The Company does not expect to have any unrecognized tax benefits that, if recognized, would affect the effective tax rate. As of December 31, 2020, the Company does not have a liability for potential penalties or interest. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.

In the normal course of business, the Company is subject to examination by taxing authorities throughout the United States of America. The Company is not currently under audit by the Internal Revenue Service or similar state or local authorities. The tax return years 2016 through 2020 remain open to examination by the major domestic taxing jurisdictions to which the Company is subject. Net operating losses generated on a tax return basis by the Company for calendar years 2009 through 2020 remain open to examination by the major domestic taxing jurisdictions.

Star Peak Energy Transition Corp [Member]
Income Taxes

Note 9 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. There was no income tax expense for the years ended December 31, 2020 and 2019.

The income tax provision (benefit) consists of the following:

	For the Years Ended December 31,
	2020	2019
Current
Federal	$(13,468)	$(176)
State	—	—
Deferred
Federal	(695,046)	(2,009)
State	—	—
Valuation allowance	708,514	2,185
Income tax (benefit) provision	$—	$—

The Company’s net deferred tax assets are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net-operating loss carryforward	$(13,291)	$(176)
Start-up/Organization costs	(693,037)	(2,009)
Total deferred tax assets	(706,328)	(2,185)
Valuation allowance	706,328	2,185
Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At December 31, 2020 and 2019, the valuation allowance was approximately $709,000 and $2,000, respectively.

There were no unrecognized tax benefits as of December 31, 2020 and 2019. No amounts were accrued for the payment of interest and penalties at December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	For the Years Ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(20.4)%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(0.6)%	(21.0)%
Income tax provision expense	0.0%	0.0%